Property, plant and equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment

March 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$259,711	$96,046	$163,665
Major component parts in use	58,763	23,512	35,251
Other equipment	25,193	9,970	15,223
Licensed motor vehicles	28,862	22,996	5,866
Office and computer equipment	13,931	11,488	2,443
Buildings	4,015	2,943	1,072
Leasehold improvements	9,512	5,682	3,830
Assets under capital lease	59,160	12,264	46,896
	$459,147	$184,901	$274,246

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	—	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775

Assets under capital lease are comprised predominately of heavy equipment and licensed motor vehicles.
During the year ended March 31, 2013, additions to property, plant and equipment included $42,229 of assets that were acquired by means of capital leases (2012 – $7,215; 2011 – $427). Depreciation of equipment under capital lease of $8,554 (2012 – $1,935; 2011 – $2,535) was included in depreciation expense for continuing operations in the current year.